CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 578,558	$ 84,148	¥ 66,695
Restricted cash			11,108
Accounts receivable, net	52,255	7,600	8,467
Prepayment and other current assets	68,819	10,009	16,181
Receivables due from related parties			2,260
Held-for-sale assets			837
Short-term investments			4,000
Total current assets	699,632	101,757	109,548
Non-current assets:
Property, equipment and software, net	11,636	1,692	938
Long-term investments	4,390	638	1,000
Other non-current assets	10,267	1,493	1,349
Total non-current assets	26,293	3,823	3,287
Total assets	725,925	105,580	112,835
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to the primary beneficiary of RMB3.3 million and RMB1.9 million as of December 31, 2017 and 2018, respectively)	6,996	1,018	3,340
Advance from customers (including advance from customers of the consolidated VIEs without recourse to the primary beneficiary of RMB9.8 million and RM13.9 million as of December 31, 2017 and 2018, respectively)	14,704	2,139	9,751
Short-term borrowings (including short-term borrowings of the consolidated VIEs without recourse to the primary beneficiary of 25.0 and nil as of December 31, 2017 and 2018, respectively)	0		24,971
Salary and welfare benefits payable (including salary and welfare benefits payable of the consolidated VIEs without recourse to the primary beneficiary of RMB40.8 million and RMB30.5 million as of December 31, 2017 and 2018, respectively)	48,835	7,103	41,297
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the primary beneficiary of RMB21.5 million and RMB12.7 million as of December 31, 2017 and 2018, respectively)	16,974	2,469	21,476
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB26.4 million and RMB5.3 million as of December 31, 2017 and 2018, respectively)	36,426	5,296	29,047
Convertible loans (including convertible loans of the consolidated VIEs without recourse to the primary beneficiary of nil and nil as of December 31, 2017 and 2018, respectively)			41,165
Total current liabilities	123,935	18,025	171,047
Non-current liabilities:
Warrant			2,818
Long-term borrowings (including long-term borrowings of the consolidated VIEs without recourse to the primary beneficiary of RMB2.9 million and nil as of December 31, 2017 and 2018, respectively)	0		2,932
Total non-current liabilities			5,750
Total liabilities	123,935	18,025	176,797
Commitments and contingencies
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:			336,073
Shareholders' (deficit)/equity:
Treasury stock	0	0	0
Additional paid-in capital	1,077,183	156,670
Accumulated deficit	(468,026)	(68,072)	(389,326)
Accumulated other comprehensive loss	(7,368)	(1,072)	(10,769)
Total shareholders' (deficit)/equity	601,990	87,555	(400,035)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' EQUITY	725,925	105,580	112,835
Pre-IPO China Best Reach Co., Limited ("China Best") redeemable shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0		1,947
Pre-IPO Series A convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0		6,048
Pre-IPO Series B-1 convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0		9,429
Pre-IPO Series B-2 convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0		41,831
Pre-IPO Series C-1 convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0		16,498
Pre-IPO Series C-2 convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0		167,869
Pre-IPO Series C+ convertible redeemable preferred shares
MEZZANINE EQUITY:
TOTAL MEZZANINE EQUITY:	0		92,451
Pre-IPO Class A ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares			25
Class A ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	166	24
Class B ordinary shares
Shareholders' (deficit)/equity:
Ordinary shares	¥ 35	$ 5	¥ 35